Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill	$ 44,961	$ 44,130	$ 46,924
Goodwill and Intangible Asset Impairment	0
Cost of revenue
Goodwill [Line Items]
Amortization of intangible assets	$ 3,537	$ 4,166	$ 4,223